Related Party Transactions	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 10 — Related party transactions

1) Nature of relationships with related parties

Name	Relationship with the Company
SAM WAI HONG	The Company’s Chairman of the Board of Directors Legal representative and executive director of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
Huang Qiongshan	The Company’s Chief Financial Officer
Yi Zehua	Supervisor of Xiamen Liubenmu Cultural Media Co., Ltd.
Chen Yunting

The Company’s Chief Executive Officer

Legal representative, executive director and manager of Xiamen Liubenmu Cultural Media Co., Ltd.

Legal representative, executive director and manager of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.

Liu Xinbin	Supervisor of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.
Guo Junting	Supervisor of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
AOSI ADVERTISING & PRODUCTION	100% owned by SAM WAI HONG
Platinum International Entertainment Co., Ltd.	90% owned by SAM WAI HONG
Zibu Tang (Zhuhai) Food Co., Ltd.	50% owned by SAM WAI HONG
Zibu Tang Food Co., Ltd.	50% owned by SAM WAI HONG
CHINAINVEST INTERNATIONAL GROUP CO., LTD.	75% owned by SAM WAI HONG
Shuangying Group Co., Ltd.	75% owned by SAM WAI HONG
Zhuhai Hengqin Feitongxiaoke Cultural Communication Co., Ltd.	12.5% owned by SAM WAI HONG
Dream Home Design and Decoration Co., Ltd.	90% owned by SAM WAI HONG
Winwin Asia Group Co., Ltd.	100% owned by SAM WAI HONG

2) Related party balances

Accounts	Name of related parties	As of March 31, 2025	As of September 30, 2024
Due to related parties
	AOSI ADVERTISING & PRODUCTION	7,421	7,809
	Chen Yunting	211,682	—
	SAM WAI HONG	79,638	1,427
Net due to related parties		$298,778	$9,236

3) Related party transactions

For the six months ended March 31, 2025, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of related parties	Payment/Lending Amount	Borrowing/Collecting Amount
SAM WAI HONG	$6,388	$84,649
Chen Yunting	—	211,727
Total	$6,388	$296,376

For the six months ended March 31, 2024, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of related parties	Payment/Lending Amount	Borrowing/Collecting Amount
SAM WAI HONG	$540,820	$1,184,082
Chen Yunting	4,211	4,211
Total	$545,031	$1,188,294

As of March 31, 2025 and September 30, 2024, the amounts of due from related parties were nil, the amounts of due to related parties were $298,778 and $9,236, respectively.